Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Insurance Trust
Entity Central Index Key	0000815425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Columbia Variable Portfolio – Small Company Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 43	0.85% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 228,104,240
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 228,104,240
Total number of portfolio holdings	90
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percen tage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.5%
Ollie's Bargain Outlet Holdings, Inc.	2.5%
Talen Energy Corp.	2.4%
Lumentum Holdings, Inc.	2.3%
MasTec, Inc.	2.3%
Glaukos Corp.	2.2%
Kratos Defense & Security Solutions, Inc.	2.2%
Aerovironment, Inc.	2.2%
SiTime Corp.	2.2%
Carpenter Technology Corp.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.5%
Ollie's Bargain Outlet Holdings, Inc.	2.5%
Talen Energy Corp.	2.4%
Lumentum Holdings, Inc.	2.3%
MasTec, Inc.	2.3%
Glaukos Corp.	2.2%
Kratos Defense & Security Solutions, Inc.	2.2%
Aerovironment, Inc.	2.2%
SiTime Corp.	2.2%
Carpenter Technology Corp.	2.2%

Columbia Variable Portfolio – Small Company Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Small Company Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Small Company Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 55	1.10% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 228,104,240
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 228,104,240
Total number of portfolio holdings	90
Portfolio turnover for the reporting period	60%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net as sets.
Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
RBC Bearings, Inc.	3.5%
Ollie's Bargain Outlet Holdings, Inc.	2.5%
Talen Energy Corp.	2.4%
Lumentum Holdings, Inc.	2.3%
MasTec, Inc.	2.3%
Glaukos Corp.	2.2%
Kratos Defense & Security Solutions, Inc.	2.2%
Aerovironment, Inc.	2.2%
SiTime Corp.	2.2%
Carpenter Technology Corp.	2.2%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
RBC Bearings, Inc.	3.5%
Ollie's Bargain Outlet Holdings, Inc.	2.5%
Talen Energy Corp.	2.4%
Lumentum Holdings, Inc.	2.3%
MasTec, Inc.	2.3%
Glaukos Corp.	2.2%
Kratos Defense & Security Solutions, Inc.	2.2%
Aerovironment, Inc.	2.2%
SiTime Corp.	2.2%
Carpenter Technology Corp.	2.2%

[1]	Annualized.